Annual Total Returns - Government Portfolio [BarChart] - 03.31 FIMM Funds Class 1 Combo PRO-10 - Government Portfolio - Class I	May 28, 2022
Bar Chart Table:
Annual Return 2012	0.01%
Annual Return 2013	0.01%
Annual Return 2014	0.01%
Annual Return 2015	0.01%
Annual Return 2016	0.25%
Annual Return 2017	0.75%
Annual Return 2018	1.72%
Annual Return 2019	2.09%
Annual Return 2020	0.35%
Annual Return 2021	0.01%